Consolidated Statements of Shareholders' (Deficit) Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares CNY	Treasury stock CNY	Additional Paid-in Capital CNY	Statutory Reserves CNY	Accumulated Deficit CNY	Non-controlling Interests CNY
Balance, at the beginning of the year at Dec. 31, 2010		753,697	5,083	(25,824)	1,072,079	5,595	(301,865)	(1,371)
Balance (in shares), at the beginning of the year at Dec. 31, 2010			689,296,000	(14,477,000)
Net loss		(339,406)					(336,515)	(2,891)
Issuance of ordinary shares upon exercise of share options		583	5		578
Issuance of ordinary shares upon exercise of share options (in shares)		977,582	855,000
Share-based compensation (Note 20)		3,234			3,234
Establishment of subsidiaries		13,386						13,386
Share repurchases		(16,324)		(16,324)
Share repurchases (in shares)				(8,002,000)
Cancellation of Treasury stock			(149)	42,148	(41,999)
Cancellation of Treasury stock (in shares)			(22,479,000)	22,479,000
Balance, at the end of the year at Dec. 31, 2011		415,170	4,939		1,033,892	5,595	(638,380)	9,124
Balance (in shares), at the end of the year at Dec. 31, 2011			667,672,000
Net loss		(53,331)					(53,511)	180
Share-based compensation (Note 20)		1,759			1,759
Balance, at the end of the year at Dec. 31, 2012		363,598	4,939		1,035,651	5,595	(691,891)	9,304
Balance (in shares), at the beginning of the year at Dec. 31, 2012			667,672,000
Net loss		(83,674)					(83,020)	(654)
Issuance of ordinary shares upon exercise of share options		185	7		178
Issuance of ordinary shares upon exercise of share options (in shares)		1,245,334	1,087,000
Share-based compensation (Note 20)		291			291
Balance, at the end of the year at Dec. 31, 2013	$ 46,319	280,400	4,946		1,036,120	5,595	(774,911)	8,650
Balance (in shares), at the end of the year at Dec. 31, 2013			668,759,000